Share option scheme and Restricted Stock Units - Fair value per award granted (Details)	12 Months Ended
	Jan. 31, 2018 GBP (£) year shares	Jan. 31, 2017 GBP (£) shares	Jan. 31, 2016 GBP (£) shares
Share Options
Number of shares (in shares) | shares	8,577,236	7,383,401	7,006,306
RSU's
Number of shares (in shares) | shares	275,877	0	0
Exercise price (in Pounds per share)	£ 0.01	£ 0.00	£ 0.00
Share price at grant date (in Pounds per share)	£ 0.01	£ 0.00
Approved EMI scheme
Share Options
Number of shares (in shares) | shares	1,085,356
Unapproved scheme
Share Options
Number of shares (in shares) | shares	7,491,880
April 7, 2011 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	5,873
Exercise price of outstanding share options (in Pounds per share)	£ 0.65
Share price at grant date	0.65
Fair value per option (in Pounds per share)	£ 0.47
Award life (years) | year	5.00
Risk free rate	2.70%
April 7, 2011 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	13,981
Exercise price of outstanding share options (in Pounds per share)	£ 0.65
Share price at grant date	0.65
Fair value per option (in Pounds per share)	£ 0.47
Award life (years) | year	5.00
Risk free rate	2.70%
May 10, 2012 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	150,046
Exercise price of outstanding share options (in Pounds per share)	£ 0.60
Share price at grant date	0.52
Fair value per option (in Pounds per share)	£ 0.24
Award life (years) | year	5.00
Risk free rate	1.00%
December 24, 2012 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	21,500
Exercise price of outstanding share options (in Pounds per share)	£ 0.85
Share price at grant date	0.85
Fair value per option (in Pounds per share)	£ 0.59
Award life (years) | year	5.00
Risk free rate	0.90%
January 31, 2013 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	72,973
Exercise price of outstanding share options (in Pounds per share)	£ 0.20
Share price at grant date	0.94
Fair value per option (in Pounds per share)	£ 0.74
Award life (years) | year	5.00
Risk free rate	1.00%
December 18, 2013 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	76,364
Exercise price of outstanding share options (in Pounds per share)	£ 0.20
Share price at grant date	1.85
Fair value per option (in Pounds per share)	£ 1.65
Award life (years) | year	5.00
Risk free rate	1.00%
June 23, 2014 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	400,000
July 15, 2014 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	249,621
Exercise price of outstanding share options (in Pounds per share)	£ 1.26
Share price at grant date	1.26
Fair value per option (in Pounds per share)	£ 0.65
Award life (years) | year	3.00
Risk free rate	1.30%
January 21, 2015 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	25,000
Exercise price of outstanding share options (in Pounds per share)	£ 1.23
Share price at grant date	1.22
Fair value per option (in Pounds per share)	£ 0.64
Award life (years) | year	3.00
Risk free rate	0.60%
January 21, 2015 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	75,000
Exercise price of outstanding share options (in Pounds per share)	£ 1.23
Share price at grant date	1.22
Fair value per option (in Pounds per share)	£ 0.64
Award life (years) | year	3.00
Risk free rate	0.60%
June 15, 2015 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	2,252,333
Exercise price of outstanding share options (in Pounds per share)	£ 1.43
Share price at grant date	1.44
Fair value per option (in Pounds per share)	£ 0.65
Award life (years) | year	3.00
Risk free rate	0.91%
October 15, 2015 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	50,000
Exercise price of outstanding share options (in Pounds per share)	£ 1.31
Share price at grant date	1.36
Fair value per option (in Pounds per share)	£ 0.57
Award life (years) | year	3.00
Risk free rate	0.70%
June 23, 2016 | Approved EMI scheme
Share Options
Number of shares (in shares) | shares	560,343
Exercise price of outstanding share options (in Pounds per share)	£ 1.05
Share price at grant date	1.05
Fair value per option (in Pounds per share)	£ 0.25
Award life (years) | year	3.00
Risk free rate	0.30%
June 27, 2017 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	34,711
Exercise price of outstanding share options (in Pounds per share)	£ 1.80
Share price at grant date	1.78
Fair value per option (in Pounds per share)	£ 0.64
Award life (years) | year	3.00
Risk free rate	0.23%
July 18, 2017 | Unapproved scheme
RSU's
Number of shares (in shares) | shares	136,991
Exercise price (in Pounds per share)	£ 0.01
Share price at grant date (in Pounds per share)	1.83
Fair value per option (in Pounds per share)	£ 1.82
Award life (years) | year	1.00
Risk free rate	0.24%
October 24, 2017 | Unapproved scheme
RSU's
Number of shares (in shares) | shares	138,886
Exercise price (in Pounds per share)	£ 0.01
Share price at grant date (in Pounds per share)	1.70
Fair value per option (in Pounds per share)	£ 1.69
Award life (years) | year	1.00
Risk free rate	0.40%
Tranche one | June 23, 2014 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	16,667
Tranche one | July 15, 2014 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	847,500
Exercise price of outstanding share options (in Pounds per share)	£ 1.26
Share price at grant date	1.26
Fair value per option (in Pounds per share)	£ 0.65
Award life (years) | year	3.00
Risk free rate	1.30%
Tranche one | June 23, 2016 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	110,576
Exercise price of outstanding share options (in Pounds per share)	£ 0.01
Share price at grant date	1.05
Fair value per option (in Pounds per share)	£ 1.04
Award life (years) | year	0.50
Risk free rate	0.30%
Tranche one | April 11, 2017 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	150,436
Exercise price of outstanding share options (in Pounds per share)	£ 1.85
Share price at grant date	1.85
Fair value per option (in Pounds per share)	£ 0.68
Award life (years) | year	3.00
Risk free rate	0.07%
Tranche one | July 18, 2017 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	533,629
Exercise price of outstanding share options (in Pounds per share)	£ 1.83
Share price at grant date	1.83
Fair value per option (in Pounds per share)	£ 0.66
Award life (years) | year	3.00
Risk free rate	0.26%
Tranche one | October 24, 2017 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	481,975
Exercise price of outstanding share options (in Pounds per share)	£ 1.80
Share price at grant date	1.70
Fair value per option (in Pounds per share)	£ 0.57
Award life (years) | year	3.00
Risk free rate	0.46%
Tranche two | June 23, 2014 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	400,000
Exercise price of outstanding share options (in Pounds per share)	£ 1.48
Share price at grant date	1.50
Fair value per option (in Pounds per share)	£ 0.92
Award life (years) | year	3.80
Risk free rate	1.30%
Tranche two | July 15, 2014 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	100,000
Exercise price of outstanding share options (in Pounds per share)	£ 0.80
Share price at grant date	0.81
Fair value per option (in Pounds per share)	£ 0.65
Award life (years) | year	1.90
Risk free rate	0.50%
Tranche two | June 23, 2016 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	250,000
Exercise price of outstanding share options (in Pounds per share)	£ 1.05
Share price at grant date	1.05
Fair value per option (in Pounds per share)	£ 0.24
Award life (years) | year	3.00
Risk free rate	0.30%
Tranche two | April 11, 2017 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	324,324
Exercise price of outstanding share options (in Pounds per share)	£ 1.85
Share price at grant date	1.85
Fair value per option (in Pounds per share)	£ 0.72
Award life (years) | year	3.00
Risk free rate	0.13%
Tranche two | July 18, 2017 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	367,924
Exercise price of outstanding share options (in Pounds per share)	£ 1.83
Share price at grant date	1.83
Fair value per option (in Pounds per share)	£ 0.74
Award life (years) | year	3.00
Risk free rate	0.31%
Tranche two | October 24, 2017 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	297,271
Exercise price of outstanding share options (in Pounds per share)	£ 1.80
Share price at grant date	1.70
Fair value per option (in Pounds per share)	£ 0.66
Award life (years) | year	3.00
Risk free rate	0.55%
Tranche three | June 23, 2016 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	363,092
Exercise price of outstanding share options (in Pounds per share)	£ 1.05
Share price at grant date	1.05
Fair value per option (in Pounds per share)	£ 0.25
Award life (years) | year	3.00
Risk free rate	0.30%
Tranche three | April 11, 2017 | Unapproved scheme
Share Options
Number of shares (in shares) | shares	762,764
Exercise price of outstanding share options (in Pounds per share)	£ 1.85
Share price at grant date	1.85
Fair value per option (in Pounds per share)	£ 0.76
Award life (years) | year	2.20
Risk free rate	0.07%